Mezzanine Equity - Additional Information (Detail) - shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Redeemable Class A Units
Temporary Equity [Line Items]
Total mezzanine equity, number of shares outstanding	73,590	73,590	73,590	73,590